Property, Plant and Equipment - Depreciation Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 30, 2016	Dec. 25, 2015	Dec. 31, 2014
Property, Plant and Equipment
Depreciation expense	$ 42.8	$ 45.1	$ 43.1